Mineral Leaseholds, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Mineral Leaseholds

Mineral leaseholds, net of accumulated depletion, consisted of the following:

	March 31, 2013	December 31, 2012
Mineral leaseholds	$1,462	$1,502
Less accumulated depletion	(85)	(63)

Net	$1,377	$1,439

	Successor
	December 31, 2012	December 31, 2011
Mineral leaseholds	$1,502	$42
Less accumulated depletion	(63)	(4)

Net	$1,439	$38